Profit Share Allocation (Tables)	12 Months Ended
Dec. 31, 2020
Millburn Multi-Markets Trading L.P. [Member]
Schedule of profit share allocation

Profit share allocation for the years ended December 31, 2020 and 2019 were as follows:

	Profit Share
	2020	2019

US Feeder	$-	$2,664,064
Cayman Feeder	505,336	6,447,171
Other (1)	116,973	103,329
Total	$622,309	$9,214,564

(1)	Direct investors in the Partnership